GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 834.3	$ 791.2	$ 747.1
Customer-related intangible assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Amortization Periods	6 years 8 months 12 days	10 years 9 months 18 days
Acquired technologies
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Amortization Periods	5 years	6 years 3 months 18 days
Contract-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Amortization Periods	6 years 3 months 18 days	12 years
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Amortization Periods	7 years	2 years